Collateralized Transactions (Assets Owned, Pledged As Collateral) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading assets (without right to sell or repledge)	¥ 3,171,738		¥ 2,801,277
Non-trading debt securities	54,969		86,234
Investments in and advance to affiliated companies	33,921		36,639
Equities And Convertible Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading assets (without right to sell or repledge)	47,966		29,935
Government And Government Agency Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading assets (without right to sell or repledge)	1,333,482		977,291
Bank And Corporate Debt Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading assets (without right to sell or repledge)	139,863		93,250
Commercial Mortgage-Backed Securities ("CMBS") [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading assets (without right to sell or repledge)	40,183		54,725
Residential Mortgage-Backed Securities ("RMBS") [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading assets (without right to sell or repledge)	1,527,946		1,572,177
Collateralized Debt Obligations ("CDO") And Other [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading assets (without right to sell or repledge)	82,298	[1]	64,247	[1]
Investment Trust Funds And Other [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading assets (without right to sell or repledge)			¥ 9,652

[1]	Includes collateralized loan obligations (“CLO”) and asset-backed securities (“ABS”) such as those secured on credit card loans,auto loans and student loans.